FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403



May 4, 2007


Filed Via EDGAR (CIK #0001022804)
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

      RE:  FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
           File Nos. 333-13601 and 811-07851

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2007.

Sincerely yours,

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES



/s/ David P. Goss
Senior Associate General Counsel


DPG/jg

cc: Bruce G. Leto, Esq.